MONARCH AMBASSADOR INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.0%
	COMMODITY - 6.2%
97,709	iShares Gold Trust(a)	$ 3,765,705

	FIXED INCOME - 93.8%
146,780	Invesco Taxable Municipal Bond ETF	3,794,263
81,654	iShares 1-3 Year Treasury Bond ETF	6,667,049
42,204	iShares 20+ Year Treasury Bond ETF	3,864,198
88,885	iShares 7-10 Year Treasury Bond ETF	8,302,748
78,489	iShares Core U.S. Aggregate Bond ETF	7,555,351
94,196	iShares iBoxx $ Investment Grade Corporate Bond ETF	10,012,093
125,348	iShares MBS ETF	11,387,866
55,950	SPDR Bloomberg Convertible Securities ETF	3,825,861
50,206	SPDR Portfolio Short Term Corporate Bond ETF	1,487,604
		56,897,033

	TOTAL EXCHANGE-TRADED FUNDS (Cost $59,970,711)	60,662,738

	TOTAL INVESTMENTS - 100.0% (Cost $59,970,711)	$ 60,662,738
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)% (b)	(3,814)
	NET ASSETS - 100.0%	$ 60,658,924

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.